June 29, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust, 229th Insured Multi-Series
          File No. 333-45163   CIK #896375

Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on June 24, 2005.


                                                               Very truly yours,


                                                           Van Kampen Funds Inc.